Note 41	12 Months Ended
Dec. 31, 2022
Gains Or Losses On Financial Assets And Liabilities And Exchanges Differences [Abstract]
Disclosure of Gains Or Losses On Financial Assets And Liabilities And Exchanges Differences [Text Block]	Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net
The breakdown of the balance under this heading, by source of the related items, in the consolidated income statement is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net (Millions of Euros)
	2022	2021	2020
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	64	134	139
Financial assets at amortized cost	8	27	106
Other financial assets and liabilities	56	106	33
Gains (losses) on financial assets and liabilities held for trading, net	562	341	777
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	562	341	777
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	(67)	432	208
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	(67)	432	208
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	150	335	56
Gains (losses) from hedge accounting, net	(45)	(214)	7
Subtotal gains (losses) on financial assets and liabilities	663	1,027	1,187
Exchange differences, net	1,275	883	359
Total	1,938	1,910	1,546
The breakdown of the balance (excluding exchange rate differences) under this heading in the income statements by the nature of financial instruments is as follows:

Gains (losses) on financial assets and liabilities. Breakdown by nature of the financial instrument (Millions of Euros)
	2022	2021	2020
Debt instruments	(2,266)	158	848
Equity instruments	(1,099)	2,059	(28)
Trading derivatives and hedge accounting	1,361	(1,866)	277
Loans and advances to customers	(241)	100	128
Customer deposits	274	55	(79)
Other	2,635	522	42
Total	663	1,027	1,187
The breakdown of the balance of the impact of the derivatives (trading and hedging) under this heading in the consolidated income statements is as follows:

Derivatives - Hedge accounting (Millions of Euros)
	2022	2021	2020
Derivatives
Interest rate agreements	522	73	269
Securities agreements	1,653	(1,500)	(36)
Commodity agreements	4	3	1
Credit derivative agreements	16	(255)	(89)
Foreign-exchange agreements	(658)	40	88
Other agreements	(131)	(12)	37
Subtotal	1,406	(1,651)	270
Hedging derivatives ineffectiveness		—
Fair value hedges	(51)	(235)	5
Hedging derivative	(229)	90	(151)
Hedged item	178	(325)	156
Cash flow hedges	6	21	2
Subtotal	(45)	(214)	7
Total	1,361	(1,866)	277
In addition, in the years ended December 31, 2022, 2021 and 2020, under the heading “Exchange differences, net" in the consolidated income statements negative amounts of €37 million, €41 million and €57 million, respectively, were recognized for transactions with foreign exchange trading derivatives.